Proforma of Financial Result give Effect to Acquisition (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition, Pro Forma Information [Line Items]
Net sales	$ 1,095,433	$ 1,070,757
Net loss attributable to DJOFL	$ (209,163)	$ (94,836)